COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended
	Mar. 27, 2021	Jul. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Legal claim damages		$ 2,200,000
Accrued damages	$ 584,000
Payments for Legal Disputes Settlements	2,400,000
Seeking damages	$ 11,000,000